Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 04, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Prospectus and Summary Prospectus each dated November 28, 2023
Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The paragraph under “Step 4 – Defense Industry Filter” in the “Principal Investment Strategies” section is amended and restated in its entirety to read as follows:

Defense Industry Filter: Companies that manufacture weapons or weapon systems will be excluded from the Fund. The military-industrial complex has not only been one of the single largest emitters of greenhouse gases but also because the production and deployment of weapons are often associated with environmental degradation and resource depletion.

Carbon Collective Climate Solutions U.S. Equity ETF | Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCSO